Exhibit 99.1

JCIII & Associates, LLC (237 Mortgage Loans)
Compliance Event Level	Loan Count	Percentage of Loans
A	14	12.07%
B	97	83.62%
C	2	1.72%
D	3	2.59%
Grand Total	116	100.00%

AMC Consolidated (1,720 Mortgage Loans)
Compliance: Event Level	Loan Count	Percentage of Loans
A	160	9.30%
B	1,374	79.88%
C	30	1.74%
D	156	9.07%
Total	1,720	100.00%

AMC Diligence, LLC (1,604 Mortgage Loans)
Compliance: Event Level	Loan Count	Percentage of Loans
A	146	9.10%
B	1,277	79.61%
C	28	1.75%
D	153	9.54%
Total	1,604	100.00%